Securities Sold Under Agreements to Repurchase - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Securities underlying repurchase agreements	$ 25,040	$ 21,613	$ 20,053